SHARE-BASED COMPENSATION - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) - Share-based Payment Arrangement, Option	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	60.80%	53.80%	53.80%
Expected volatility, maximum	69.00%	66.20%	60.60%
Risk-Free interest rate, minimum	0.53%	0.38%	1.75%
Risk-Free interest rate, maximum	1.07%	2.38%	2.38%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life (years)	5 years 1 month 6 days	5 years 3 months 29 days	5 years 8 months 19 days